Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Results of Operations (Unaudited)
Total revenues	$ 17,044	$ 18,031	$ 16,166	$ 18,710	$ 19,119	$ 18,846	$ 18,266	$ 17,085	$ 69,951	$ 73,316	$ 68,199
Total expenses	15,909	15,868	15,053	15,651	17,043	15,894	16,316	15,259	62,481	64,512	64,147
Income (loss) from continuing operations, net of income tax	842	1,198	1,119	2,163	1,527	2,094	1,376	1,342	5,322	6,339	3,391
Income (loss) from discontinued operations, net of income tax	0	0	0	0	0	0	0	(3)	0	(3)	2
Net income (loss)	842	1,198	1,119	2,163	1,527	2,094	1,376	1,339	5,322	6,336	3,393
Less: Net income (loss) attributable to noncontrolling interests	8	(5)	4	5	6	0	10	11	12	27	25
Net income (loss) attributable to MetLife, Inc.	834	1,203	1,115	2,158	1,521	2,094	1,366	1,328	5,310	6,309	3,368
Less: Preferred stock dividends	49	6	31	30	31	30	31	30	116	122	122
Preferred stock repurchase premium	0	0	42	0					42	0	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 785	$ 1,197	$ 1,042	$ 2,128	$ 1,490	$ 2,064	$ 1,335	$ 1,298	$ 5,152	$ 6,187	$ 3,246
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$ 0.71	$ 1.07	$ 0.93	$ 1.89	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 4.61	$ 5.48	$ 2.94
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net income (loss) attributable to MetLife, Inc.	0.75	1.08	1.00	1.92	1.34	1.86	1.21	1.18
Net income (loss) available to MetLife, Inc.’s common shareholders	0.71	1.07	0.93	1.89	1.31	1.83	1.18	1.15	4.61	5.48	2.94
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	0.70	1.06	0.92	1.87	1.30	1.81	1.17	1.14	4.57	5.42	2.91
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net income (loss) attributable to MetLife, Inc.	0.74	1.06	0.99	1.90	1.33	1.84	1.20	1.16
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 0.70	$ 1.06	$ 0.92	$ 1.87	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 4.57	$ 5.42	$ 2.91